UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Coeus Capital Management LLC
Address: 9 Greenwich Office Park
         Greenwich, CT  06831

13F File Number:  028-12804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lloyd Mandell
Title:     Chief Executive Officer
Phone:     203-542-4700

Signature, Place, and Date of Signing:

      /s/ Lloyd Mandell     Greenwich, CT     February 09, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     17

Form13F Information Table Value Total:     $58,791 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BALLY TECHNOLOGIES INC         COM              05874B107     6442   268100 SH       SOLE                   268100        0        0
BRINKS HOME SEC HLDGS INC      COM              109699108     5258   239889 SH       SOLE                   239889        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     2639   156700 SH       SOLE                   156700        0        0
CONNS INC                      COM              208242107      928   109431 SH       SOLE                   109431        0        0
CORINTHIAN COLLEGES INC        COM              218868107     1473    90000 SH       SOLE                    90000        0        0
CORRECTIONS CORP AMER NEW      COM NEW          22025Y407     3573   218400 SH       SOLE                   218400        0        0
CVS CAREMARK CORPORATION       COM              126650100     6116   212800 SH       SOLE                   212800        0        0
DG FASTCHANNEL INC             COM              23326R109     5301   424737 SH       SOLE                   424737        0        0
HEWLETT PACKARD CO             COM              428236103     2529    69700 SH       SOLE                    69700        0        0
ITT EDUCATIONAL SERVICES INC   COM              45068B109     6662    70140 SH       SOLE                    70140        0        0
MARCHEX INC                    CL B             56624R108     1550   265848 SH       SOLE                   265848        0        0
MCKESSON CORP                  COM              58155Q103     2761    71300 SH       SOLE                    71300        0        0
MIVA INC                       COM              55311R108      124   679222 SH       SOLE                   679222        0        0
SANDERSON FARMS INC            COM              800013104     3280    94900 SH       SOLE                    94900        0        0
TITAN INTL INC ILL             COM              88830M102     6131   743100 SH       SOLE                   743100        0        0
TITAN INTL INC ILL             COM              88830M102     1238   150000 SH  CALL SOLE                   150000        0        0
WEB COM GROUP INC              COM              94733A104     2786   761254 SH       SOLE                   761254        0        0